Note 6 - Leases 1 (Details Textual) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Mar. 31, 2024
Gain (Loss) On Early Termination Of Right-Of-Use Assets	$ 35
Operating Lease, Impairment Loss	$ 2,570	$ 0
Lessee, Operating Lease, Remaining Lease Term (Year)	3 years 8 months 12 days
Lessee, Operating Lease, Liability, to be Paid	$ 21,269		$ 20,647
Office Facilities in Northern California [Member]
Lessee, Operating Lease, Liability, to be Paid	$ 360
Office Facilities in Northern California [Member] | Minimum [Member]
Lessee, Operating Lease, Renewal Term (Year)	2 years
Office Facilities in Northern California [Member] | Maximum [Member]
Lessee, Operating Lease, Renewal Term (Year)	5 years